Transactions with Related Parties - Summary of Transactions with Related Parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Revenue	₩ 18,417	₩ 25,741	₩ 36,647
Purchases	70	62	55
GungHo Online Entertainment, Inc.
Disclosure of transactions between related parties [line items]
Revenue	18,417	25,741	36,647
Purchases	15	20	55
GungHo Online Entertainment America
Disclosure of transactions between related parties [line items]
Revenue	0	0	0
Purchases	₩ 55	₩ 42	₩ 0